Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.
Prospectus [Line Items]
Average Annual Return, Percent	28.58%	10.18%	15.01%
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.75%	8.43%	12.61%
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.18%	7.55%	11.59%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	28.92%	10.46%	15.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.55%	15.32%	18.13%